Share-Based Payments (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 22, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Share-Based Payments [Line Items]
Accelerated amount (in Dollars)		$ 914
Stock option grants to purchase		13,156,000
Exercised period		5 years
Weighted average contractual life of the stock option		4 years 1 month 6 days	4 years
Granted		475,000	200,000
Weighted average contractual life of the stock option		1 year 7 months 6 days	1 year 4 months 24 days
Board of Directors [Member]
Share-Based Payments [Line Items]
Stock option grants to purchase			9,592,000
Granted	475,000		200,000
Vest grant percentage	25.00%
Additional vest grant percentage	25.00%
Weighted average contractual life of the stock option	6 months
Grant per unit (in Dollars per share)	$ 2.89		$ 1.91
Share options [member]
Share-Based Payments [Line Items]
Outstanding options exercisable				10,535,000